Note 1 - Business and Organization (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (2,484,103)	$ (1,823,252)	$ (5,796,831)	$ (3,818,338)	$ (5,077,030)	$ (3,739,567)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			(2,799,096)	(1,340,139)
Working Capital	1,041,864		1,041,864		1,431,164
Assets, Current	1,873,107		1,873,107		1,891,147	230,591
Retained Earnings (Accumulated Deficit)	(89,680,852)		(89,680,852)		(84,075,695)	(79,019,719)
Cash and Cash Equivalents, at Carrying Value	1,731,946	$ 560,171	1,731,946	$ 560,171	1,763,114	154,460	$ 92,437
Revenues			215,249		127,582
Long-term Debt, Gross					3,245,972
Letters of Credit Outstanding, Amount	280,000		280,000
Accounts Payable and Accrued Liabilities, Current	290,076		290,076		$ 324,983	$ 494,938
Convertible Notes Maturing on June 1, 2018 [Member]
Long-term Debt, Gross	$ 5,447,876		$ 5,447,876